Net finance expenses - Disclosure of finance income and costs recognized in profit or loss explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Interest income	$ 1,155	$ 955
Change in fair value of fuel derivatives recognized in P&L	344	1,688
Foreign exchange gains	9,712	5,988
Finance income	11,211	8,631	[1]
Interest expense on financial liabilities measured at amortized cost	(34,070)	(27,759)
Interest leasing	(578)	(1,465)
Change in fair value of fuel derivatives recognized in P&L	(23,231)	(6,424)
Fair value adjustment on interest rate swaps	(290)	309
Other financial charges	(4,637)	(4,652)
Foreign exchange losses	(10,269)	(6,452)
Finance expense	(73,075)	(46,443)	[1]
Net finance expense recognized in profit or loss	$ (61,864)	$ (37,812)	[1]

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.